Short-term bank deposits -Schedule of Short Term Bank Deposits (Details) $ in Thousands	Dec. 31, 2024 MXN ($)
Short Term Bank Deposits [Line Items]
Short-term bank deposits	$ 3,058,691
Short Term Bank Deposits
Short Term Bank Deposits [Line Items]
Short-term bank deposits	$ 3,058,691